Financial instruments (Tables)	12 Months Ended
Mar. 31, 2024
Statement [LineItems]
Carrying Value and Fair Value of Financial Instruments by Class
The carrying value and fair value of financial instruments by class as at March 31, 2024 are as follows:
Financial assets

	Financial assets at amortized cost	Financial assets at FVTPL	Financial assets at FVOCI	Total carrying value	Total fair value
Cash and cash equivalents	$87,431	$—	$—	$87,431	$87,431
Investment in fixed deposits	11,209	—	—	11,209	11,209
Investments in mutual funds	—	145,635	—	145,635	145,635
Trade receivables	124,570	—	—	124,570	124,570
Unbilled revenue (1)	107,695	—	—	107,695	107,695
Funds held for clients	6,853	—	—	6,853	6,853
Prepayments and other assets (2)	9,100	—	—	9,100	9,100
Other non-current assets (3)	16,589	—	—	16,589	16,589
Derivative assets	—	560	7,201	7,761	7,761

Total carrying value	$363,447	$146,195	$7,201	$516,843	$516,843

Financial liabilities

	Financial liabilities at amortized cost	Financial liabilities at FVTPL	Financial liabilities at FVOCI	Total carrying value	Total fair Value
Trade payables	$24,971	$—	$—	$24,971	$24,971
Long-term debt (includes current portion) (4)	139,830	—	—	139,830	139,830
Short term line of credit	40,000	—	—	40,000	40,000
Other employee obligations (5)	98,757	—	—	98,757	98,757
Provisions and accrued expenses	31,180	—	—	31,180	31,180
Lease liabilities	190,145	—	—	190,145	190,145
Other liabilities (6)	4,404	20,510	—	24,914	24,914
Derivative liabilities	—	1,153	3,373	4,526	4,526

Total carrying value	$529,287	$21,663	$3,373	$554,323	$554,323

Notes:

(1)	Excluding non-financial assets $ 82 .
(2)	Excluding non-financial assets $ 21,310 .
(3)	Excluding non-financial assets $ 42,459 .
(4)	Excluding non-financial asset (unamortized debt issuance cost) $ 626 .
(5)	Excluding non-financial liabilities $ 31,237 .
(6)	Excluding non-financial liabilities $ 8,837 .

The carrying value and fair value of financial instruments by class as at March 31, 2023 are as follows:
Financial assets

	Financial assets at amortized cost	Financial assets at FVTPL	Financial assets at FVOCI	Total carrying value	Total fair value
Cash and cash equivalents	$127,898	$—	$—	$127,898	$127,898
Investment in fixed deposits	9,196	—	—	9,196	9,196
Investments in mutual funds	—	167,844	—	167,844	167,844
Trade receivables	113,107	—	—	113,107	113,107
Unbilled revenue (1)	99,192	—	—	99,192	99,192
Funds held for clients	9,411	—	—	9,411	9,411
Prepayments and other assets (2)	6,357	—	—	6,357	6,357
Other non-current assets (3)	15,920	—	—	15,920	15,920
Derivative assets	—	1,424	7,630	9,054	9,054

Total carrying value	$381,081	$169,268	$7,630	$557,979	$557,979

Financial liabilities

	Financial liabilities at amortized cost	Financial liabilities at FVTPL	Financial liabilities at FVOCI	Total carrying value	Total fair Value
Trade payables	$25,397	$—	$—	$25,397	$25,397
Long-term debt (includes current portion) (4)	174,381	—	—	174,381	174,381
Other employee obligations (5)	100,148	—	—	100,148	100,148
Provisions and accrued expenses	41,761	—	—	41,761	41,761
Lease liabilities	198,982	—	—	198,982	198,982
Other liabilities (6)	6,347	42,256	—	48,603	48,603
Derivative liabilities	—	409	9,509	9,918	9,918

Total carrying value	$547,016	$42,665	$9,509	$599,190	$599,190

Notes:

(1)	Excluding non-financial assets $ 593 .
(2)	Excluding non-financial assets $ 27,494 .
(3)	Excluding non-financial assets $ 33,689 .
(4)	Excluding non-financial asset (unamortized debt issuance cost) $ 975 .
(5)	Excluding non-financial liabilities $ 27,237 .
(6)	Excluding non-financial liabilities $ 12,903 .

Financial Assets and Liabilities Subject to Offsetting, Enforceable Master Netting Arrangements or Similar Agreements
Financial assets and liabilities subject to offsetting, enforceable master netting arrangements or similar agreements as at March 31, 2024 are as follows:

Description of types of financial assets	Gross amounts of recognized financial assets	Gross amounts of recognized financial liabilities offset in the statement of financial position	Net amounts of financial assets presented in the statement of financial position	Related amount not set off in financial instruments		Net Amount
				Financial Instruments	Cash collateral received
Derivative assets	$7,761	$—	$7,761	$(3,708)	$—	$4,053

Total	$7,761	$—	$7,761	$(3,708)	$—	$4,053

Description of types of financial liabilities	Gross amounts of recognized financial liabilities	Gross amounts of recognized financial assets offset in the statement of financial position	Net amounts of financial liabilities presented in the statement of financial position	Related amount not set off in financial instruments		Net Amount
				Financial instruments	Cash collateral pledged
Derivative liabilities	$4,526	$—	$4,526	$(3,708)	$—	$818

Total	$4,526	$—	$4,526	$(3,708)	$—	$818

Financial assets and liabilities subject to offsetting, enforceable master netting arrangements or similar agreements as at March 31, 2023 are as follows:

Description of types of financial assets	Gross amounts of recognized financial assets	Gross amounts of recognized financial liabilities offset in the statement of financial position	Net amounts of financial assets presented in the statement of financial position	Related amount not set off in financial instruments		Net Amount
				Financial Instruments	Cash collateral received
Derivative assets	$9,054	$—	$9,054	$(4,325)	$—	$4,729

Total	$9,054	$—	$9,054	$(4,325)	$—	$4,729

Description of types of financial liabilities	Gross amounts of recognized financial liabilities	Gross amounts of recognized financial assets offset in the statement of financial position	Net amounts of financial liabilities presented in the statement of financial position	Related amount not set off in financial instruments		Net Amount
				Financial instruments	Cash collateral pledged
Derivative liabilities	$9,917	$—	$9,917	$(4,325)	$—	$5,592

Total	$9,917	$—	$9,917	$(4,325)	$—	$5,592

Assets and Liabilities Measured at Fair Value on Recurring Basis
The assets and liabilities measured at fair value on a recurring basis as at March 31, 2024 are as follows:

	Fair value measurement at reporting date using
Description	March 31, 2024	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Financial assets at FVTPL
Foreign exchange contracts	$560	$—	$560	$—
Investments in mutual funds	145,635	145,322	313	—
Financial assets at FVOCI
Foreign exchange contracts	7,201	—	7,201	—

Total assets	$153,396	$145,322	$8,074	$—

Liabilities
Financial liabilities at FVTPL
Foreign exchange contracts	$1,153	$—	$1,153	$—
Contingent consideration	20,510	—	—	20,510
Financial liabilities at FVOCI
Foreign exchange contracts	3,373	—	3,373	—

Total liabilities	$25,036	$—	$4,526	$20,510

The assets and liabilities measured at fair value on a recurring basis as at March 31, 2023 are as follows:

		Fair value measurement at reporting date using
Description	March 31, 2023	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Financial assets at FVTPL
Foreign exchange contracts	$1,424	$—	$1,424	$—
Investments in mutual funds	167,844	167,509	335	—
Financial assets at FVOCI
Foreign exchange contracts	7,630	—	7,630	—

Total assets	$176,898	$167,509	$9,389	$—

Liabilities
Financial liabilities at FVTPL
Foreign exchange contracts	$409	$—	$409	$—
Contingent consideration	42,256	—	—	42,256
Financial liabilities at FVOCI
Foreign exchange contracts	9,508	—	9,508	—

Total liabilities	$52,173	$—	$9,917	$42,256

Summary of Movement in Contingent Consideration
The movement in contingent consideration categorised under Level 3 fair value measurement is given below:

	For the year ended
	March 31, 2024	March 31, 2023
Balance at the beginning of the year	$42,256	$—
On acqusitions (Refer Note 4(a), 4(b), 4(d))	—	43,534
Payable upon achievement of target (Refer Note 4(b))	—	(2,168)
Finance expense recognized in the consolidated statement of income	1,044	706
Gain recognised in the consolidated statement of income (Refer Note 4(a), 4(d))	(22,470)	—
Translation	(320)	184

Balance at the end of the year	$20,510	$42,256

Notional Values of Outstanding Foreign Exchange Forward Contracts, Foreign Exchange Option Contracts and Interest Rate Swap Contracts
The following table presents the notional values of outstanding foreign exchange forward contracts and foreign exchange option contracts:

	As at
	March 31, 2024	March 31, 2023
Forward contracts (Sell)
In US dollars	$444,560	$346,081
In Pound Sterling	130,248	113,398
In Euro	38,201	30,125
In Australian dollars	36,202	25,123
Others	22,589	19,641

	$671,800	$534,368

Option contracts (Sell)
In US dollars	$297,823	$239,747
In Pound Sterling	116,356	101,737
In Euro	45,822	35,690
In Australian dollars	41,114	32,825

	$501,115	$409,999

Gain/(Loss) Reclassified from Other Comprehensive Income into Consolidated Statement of Income
The amount of gain/ (loss) reclassified from other comprehensive income into consolidated statement of income in respective line items for the years ended March 31, 2024, 2023 and 2022 are as follows:

	Year ended March 31,
	2024	2023	2022
Revenue	$(4,969)	$(2,185)	$3,451
Foreign exchange gain/(loss), net	—	—	93
Finance expense	—	—	(217)
Income tax related to amounts reclassified into consolidated statement of income	1,214	(1,432)	(1,150)

Total	$(3,755)	$(3,617)	$2,177

Foreign Currency Risk from Non-derivative Financial Instruments
The foreign currency risk from
non-derivative
financial instruments as at March 31, 2024 is as follows:

	As at March 31, 2024
	US Dollar	Pound Sterling	Indian Rupees	Australian Dollar	Euro	Other currencies	Total
Cash and cash equivalents	$9,359	$731	$316	$31	$1,550	$177	$12,164
Trade receivables	217,863	38,240	2,670	12,076	23,740	5,134	299,723
Unbilled revenue	9,452	10,274	—	21	6,535	694	26,976
Prepayments and other current assets	438	104	50	46	270	—	908
Other non-current assets	13	—	—	—	237	49	299
Trade payables	(84,564)	(58,476)	(4,133)	—	(26,554)	(497)	(174,224)
Provisions and accrued expenses	(7,636)	(584)	(315)	(8)	(920)	(88)	(9,551)
Pension and other employee obligations	(29)	(667)	—	—	(1)	(387)	(1,084)
Lease liabilities	—	—	—	—	(5,482)	(106)	(5,588)
Other liabilities	(4,233)	(9)	—	—	(8,834)	—	(13,076)
Non-current liabilities	(16,329)	—	—	—	—	—	(16,329)

Net assets/ (liabilities)	$124,334	$(10,387)	$(1,412)	$12,166	$(9,459)	$4,976	$120,218

The foreign currency risk from
non-derivative
financial instruments as at March 31, 2023 is as follows:

	As at March 31, 2023
	US Dollar	Pound Sterling	Indian Rupees	Australian Dollar	Euro	Other Currencies	Total
Cash and cash equivalents	$4,762	$631	$—	$66	$3,983	$31	$9,473
Trade receivables	189,929	31,964	2,759	8,381	20,018	4,543	257,594
Unbilled revenue	7,774	5,260	—	—	7,517	685	21,236
Prepayments and other current assets	401	129	51	18	258	23	880
Other non-current assets	13	—	—	—	—	22	35
Trade payables	(46,179)	(50,094)	(6,099)	—	(25,217)	(713)	(128,302)
Provisions and accrued expenses	(6,919)	(955)	(458)	(8)	(828)	(68)	(9,236)
Pension and other employee obligations	(33)	(742)	—	—	(1)	(396)	(1,172)
Lease liabilities	—	—	—	—	(2,721)	(1)	(2722)
Other liabilities	(15,188)	(14)	—	—	(2,518)	(29)	(17,749)
Non-current liabilities	(23,457)	—	—	—	(4,786)	—	(28,243)

Net assets/ (liabilities)	$111,103	$(13,821)	$(3,747)	$8,457	$(4,295)	$4,097	$101,794

Percentage of Revenue Generated from Top Customer and Top Five Customers
The following table gives details in respect of the percentage of revenue generated from the Company’s top customer and top five customers:

	Year ended March 31,
	2024	2023	2022
Revenue from top customer	4.9%	6.5%	7.3%
Revenue from top five customers	20.9%	23.8%	27.1%

Contractual Maturities of Financial Liabilities
The contractual maturities of financial liabilities are as follows:

	As at March 31, 2024
	Less than 1 Year	1-2 years	2-5 years	Total
Trade payables	$24,971	$—	$—	$24,971
Long-term debt (includes current portion) (1)	36,958	36,958	65,914	139,830
Short term line of credit	40,000	—	—	40,000
Provisions and accrued expenses	31,180	—	—	31,180
Other liabilities	11,134	13,780	—	24,914
Other employee obligations	98,757	—	—	98,757
Derivative financial instruments	3,968	558	—	4,526

Total (2) (3)	$246,968	$51,296	$65,914	$364,178

Notes:

(1)	Before netting off debt issuance cost of $ 626
(2)	For contractual maturities of lease liabilities refer note 12.
(3)	Non-financial liabilities are explained in the financial instruments categories table above.

	As at March 31, 2023
	Less than 1 Year	1-2 years	2-5 years	Total
Trade payables	$25,397	$—	$—	$25,397
Long-term debt (includes current portion) (1)	36,476	36,476	101,429	174,381
Provisions and accrued expenses	41,761	—	—	41,761
Other liabilities	27,837	325	20,441	48,603
Other employee obligations	100,148	—	—	100,148
Derivative financial instruments	7,505	2,413	—	9,918

Total (2) (3)	$239,124	$39,214	$121,870	$400,208

Notes:

(1)	Before netting off debt issuance cost of $ 975.
(2)	For contractual maturities of lease liabilities refer note 12.
(3)	Non-financial liabilities are explained in the financial instruments categories table above.

Summary of Net Cash Position
The balanced view of liquidity and financial indebtedness is stated in the table below. This calculation of the net cash position is used by the management:

	As at
	March 31, 2024	March 31, 2023
Cash and cash equivalents	$87,431	$127,898
Investments	156,844	177,040
Short term line of credit	(40,000)	—
Long-term debt (includes current portion) (1)	(139,830)	(174,381)

Net cash position	$64,445	$130,557

Note:

(1)	Before netting off debt issuance cost of $ 626 and $ 975 as at March 31, 2024 and March 31, 2023, respectively.